Profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Profit on disposal of intangible assets
Profit on disposal of registrations	£ 839	£ 399	£ 36,391	£ 29,880